CRITICAL JUDGMENTS, ESTIMATES, ASSUMPTIONS AND RISKS	12 Months Ended
Dec. 31, 2025
Accounting judgements and estimates [Abstract]
Critical Judgements, Estimates, Assumptions and Risks	■ Critical Judgments, Estimates, Assumptions and
Risks

Many of the amounts included in the consolidated balance
sheet require management to make judgments and/or
estimates. These judgments and estimates are
continuously evaluated and are based on management’s
experience and knowledge of the relevant facts and
circumstances. Actual results may differ from the estimates.
Information about such judgments and estimates is
contained in the description of our accounting policies and/
or other notes to the financial statements. The key areas
where judgments, estimates and assumptions have been
made are summarized below.
Life of Mine Plans and Reserves and Resources
Estimates of the quantities of proven and probable mineral
reserves and mineral resources form the basis for our LOM
plans, which are used for a number of important business
and accounting purposes, including: the calculation of
depreciation expense; the capitalization of production
phase stripping costs; the current/non-current classification of inventory and certain receivables; the recognition of
deferred revenue related to streaming arrangements and
forecasting the timing of the payments related to the
environmental rehabilitation provision. In addition, the
underlying LOM plans are generally used in the impairment
tests for goodwill and non-current assets and also in the
valuation of acquired businesses. In certain cases, these
LOM plans include assumptions about our ability to obtain
the necessary permits required to complete the planned
activities. We estimate our future production levels,
including mineral reserves and resources and expected
conversion of resources to reserves based on information
compiled by qualified persons as defined in accordance
with the Canadian Securities Administrators’ National
Instrument 43-101 - Standards of Disclosure for Mineral
Projects requirements. To calculate our gold and copper
mineral reserves, as well as measured, indicated, and
inferred mineral resources, we have used the following
assumptions. Refer to notes 19 and 21.

	As at December 31, 2025	As at December 31, 2024
Gold ($/oz)
Mineral reserves	$1,500	$1,400
Measured, indicated and inferred	2,000	1,900
Copper ($/lb)
Mineral reserves	3.25	3.00
Measured, indicated and inferred	4.50	4.00
Inventory
The measurement of inventory including the determination
of its net realizable value, especially as it relates to ore in stockpiles and recoverable from leach pads, involves the
use of estimates. Net realizable value is determined with
reference to relevant market prices less applicable variable selling expenses. Estimation is also required in determining the tonnage, recoverable gold and copper contained
therein, and in determining the remaining costs of
completion to bring inventory into its saleable form.
Judgment is also exercised in determining whether to
recognize a provision for obsolescence on mine operating
supplies, and estimates are required to determine salvage
or scrap value of mine operating supplies.
Estimates of recoverable gold or copper on the
leach pads are calculated from the quantities of ore placed
on the leach pads (measured tonnes added to the leach
pads), the grade of ore placed on the leach pads (based on
assay data) and a recovery percentage (based on ore
type).
Impairment and Reversal of Impairment for Non-Current
Assets and Impairment of Goodwill
Goodwill and non-current assets are tested for impairment if there is an indicator of impairment or reversal of
impairment, and in the case of goodwill annually during the
fourth quarter, for all of our operating segments. We
consider both external and internal sources of information
for indications that non-current assets and/or goodwill are
impaired. External sources of information we consider
include changes in the market, economic, legal and
permitting environment in which the CGU operates that are
not within its control and affect the recoverable amount of
mining interests and goodwill. Internal sources of
information we consider include the manner in which mining
properties and plant and equipment are being used or are
expected to be used and indications of economic
performance of the assets. Calculating the FVLCD of CGUs
for non-current asset and goodwill impairment tests
requires management to make estimates and assumptions
with respect to future production levels, operating, capital and closure costs in our LOM plans, future metal prices,
foreign exchange rates, Net Asset Value (“NAV”) multiples,
fair value of mineral resources outside LOM plans, the
market values per ounce and per pound and weighted
average costs of capital (“WACC”). Changes in any of the
assumptions or estimates used in determining the fair
values could impact the impairment analysis. Refer to notes
2m, 2o and 21 for further information.
Provisions for Environmental Rehabilitation
Management assesses its provision for environmental
rehabilitation on an annual basis or when new information
becomes available. This assessment includes the
estimation of the future rehabilitation costs (including water treatment), the timing of these expenditures, and the impact of changes in discount rates and foreign exchange rates.
The actual future expenditures may differ from the amounts
currently provided if the estimates made are significantly
different than actual results or if there are significant
changes in environmental and/or regulatory requirements in
the future. Refer to notes 2r and 27 for further information.
Taxes
Management is required to assess uncertainties and make
judgments and estimations regarding the tax basis of
assets and liabilities and related deferred income tax assets and liabilities, amounts recorded for uncertain tax positions, the measurement of income tax expense and indirect taxes
such as royalties and export duties, and estimates of the
timing of repatriation of earnings, which would impact the
recognition of withholding taxes and taxes related to the
outside basis on subsidiaries/associates. While these
amounts represent management’s best estimate based on
the laws and regulations that exist at the time of
preparation, we operate in certain jurisdictions that have
increased degrees of political and sovereign risk and while
host governments have historically supported the
development of natural resources by foreign companies, tax
legislation in these jurisdictions is developing and there is a risk that fiscal reform changes with respect to existing
investments could unexpectedly impact application of this
tax legislation. Such changes could impact the Company’s
judgments about the amounts recorded for uncertain tax
positions, tax basis of assets and liabilities, and related
deferred income tax assets and liabilities, and estimates of the timing of repatriation of earnings. This could necessitate future adjustments to tax income and expense already
recorded. A number of these estimates require
management to make estimates of future taxable profit, as
well as the recoverability of indirect taxes, and if actual
results are significantly different than our estimates, the
ability to realize the deferred tax assets and indirect tax
receivables recorded on our balance sheet could be
impacted. Refer to notes 2h, 12, 30 and 36 for further
information.
Contingencies
Contingencies can be either possible assets or possible
liabilities arising from past events which, by their nature, will only be resolved when one or more future events not wholly
within our control occur or fail to occur. The assessment of such contingencies inherently involves the exercise of
significant judgment and estimates of the outcome of future
events. In assessing loss contingencies related to legal
proceedings that are pending against us or unasserted
claims that may result in such proceedings or regulatory or
government actions that may negatively impact our
business or operations, the Company with assistance from
its legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims or actions as well as the
perceived merits of the nature and amount of relief sought
or expected to be sought, when determining the amount, if
any, to recognize as a contingent liability or assessing the impact on the carrying value of assets.  If the assessment
of a contingency suggests that a loss is probable, and the
amount can be reliably estimated, then a loss is recorded.
When a contingent loss is not probable but is reasonably
possible, or is probable but the amount of loss cannot be
reliably estimated, then details of the contingent loss are
disclosed. Loss contingencies considered remote are
generally not disclosed unless they involve guarantees, in
which case we disclose the nature of the guarantee.
Contingent assets are not recognized in the consolidated
financial statements. Refer to note 36 for more information.
Streaming Transactions
The upfront cash deposit received from Royal Gold on the
gold and silver streaming transaction for production linked
to Barrick’s 60% interest in the Pueblo Viejo mine has been
accounted for as deferred revenue since we have
determined that it is not a derivative as it will be satisfied through the delivery of non-financial items (i.e., gold and
silver) rather than cash or financial assets. It is our intention to settle the obligations under the streaming arrangement
through our own production and if we were to fail to settle
the obligations with Royal Gold through our own production,
this would lead to the streaming arrangement becoming a
derivative. This would cause a change to the accounting
treatment, resulting in the revaluation of the fair value of the agreement through profit and loss on a recurring basis.
Refer to note 29 for further details.
The deferred revenue component of our streaming
agreements is considered variable and is subject to
retroactive adjustment when there is a change in the timing
of the delivery of ounces or in the underlying production
profile of the relevant mine. The impact of such a change in the timing or quantity of ounces to be delivered under a
streaming agreement will result in retroactive adjustments
to both the deferred revenue recognized and the accretion
recorded prior to the date of the change. Refer to note 2e.
For further details on streaming transactions, including our silver sale agreement with Wheaton Precious Metals Corp.
(“Wheaton”), refer to note 29.
Consolidation of Reko Diq
The Reko Diq project is 50% held by Barrick and 50% by
Pakistani stakeholders, comprising a 10% free-carried, non-
contributing share held by the Provincial Government of
Balochistan, an additional 15% held by a special purpose
company owned by the Provincial Government of
Balochistan and 25% owned by other federal state-owned
enterprises. Pursuant to the joint venture agreement,
Barrick has power over the relevant activities of the project, including operatorship of the project, the decision to
proceed with development of the project, subject to a
sufficient expected rate of return, as well as development
and approval of LOM plans. Therefore Barrick has
concluded that it controls Reko Diq and it is consolidated in
Barrick’s consolidated financial statements with a 50% non-
controlling interest.
Loulo-Gounkoto
On June 16, 2025, Barrick lost control of the subsidiaries
that hold our 80% interest in the Loulo-Gounkoto mine in
Mali when they were placed under a temporary provisional
administration. As a result of this event in Q2 2025, we
determined that we no longer had control of the mine and
stopped consolidating it. As we retained legal ownership of
80% of the companies that hold the mine, we recognized an
investment at fair value to reflect our retained interest until the temporary provisional administrator was removed and
we regained control on December 16, 2025. As described in
note 4a, we have determined that regaining control
represents a business combination for no cash
consideration with Barrick identified as the acquirer. To
determine the fair value of the acquisition management is
required to make estimates and assumptions with respect
to future production levels, operating, capital and closure
costs in our LOM plans, future metal prices, values of
resources outside LOM plans and discount rates. Refer to
note 35 for further details.